Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment consists of the following:

	September 30, 2014	December 31, 2013
(In thousands)
Solar energy systems	$1,491,928	$163,698
Construction in progress - solar energy systems	390,519	228,749
Capitalized leases - solar energy systems	—	29,170
Property and equipment, gross	1,882,447	421,617
Less accumulated depreciation - solar energy systems	(33,812)	(9,956)
Less accumulated depreciation - capitalized leases - solar energy systems	—	(4,305)
Property and equipment, net	$1,848,635	$407,356

The Company recorded depreciation expense related to property and equipment of $19,951 and $3,316 for the nine months ended September 30, 2014 and 2013, respectively.

Construction in progress represents $390.5 million of costs to complete the construction of the projects in our current portfolio that were contributed to the Company by SunEdison. Subsequent to the completion of these projects, the Company will continue to present construction in progress for projects that acquired from SunEdison but will not have the related construction risk. As projects are completed by SunEdison and contributed or sold to the Company, the Company will retroactively recast its historical financial statements to present the construction activity as if it consolidated the project at inception of the construction. Subsequent to the completion of the construction in progress projects in the Company's current portfolio, the Company expects to acquire completed projects. All construction in progress costs are stated at SunEdison's historical cost. These costs include capitalized interest costs and amortization of deferred financing costs incurred during the asset's construction period, which totaled $20,484 for the nine months ended September 30, 2014. No amounts were capitalized during the same period in the prior year.

Predecessor
Property, Plant and Equipment [Line Items]
Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment consists of the following:

	As of December 31,
In thousands	2013	2012
Solar energy systems	$163,698	$87,093
Construction in progress-solar energy systems	228,749	5,043
Capital leases-solar energy systems	29,170	29,170
Property and equipment, gross	421,617	121,306
Less accumulated depreciation-solar energy systems	(9,956)	(6,355)
Less accumulated depreciation-capitalized leased solar energy system	(4,305)	(3,254)
Property and equipment, net	$407,356	$111,697

Depreciation expense was $4,652 and $3,997 for the years ended December 31, 2013 and 2012, respectively, and includes depreciation expense for capital leases of $1,051 for each of the years ended December 31, 2013 and 2012.
The cost of constructing facilities, equipment and solar energy systems includes interest costs and amortization of deferred financing costs incurred during the asset’s construction period. These costs totaled $4,390 for the year ended December 31, 2013 and no amounts were capitalized during the year ended December 31, 2012.